Summary of Significant Accounting Policies - Acquisitions (Details)	12 Months Ended
Dec. 31, 2018
Intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	10 years
Minimum | Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	3 years
Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	3 years
Minimum | Customer backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	3 years
Minimum | Non-Competition Covenants
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	3 years
Minimum | Developed product technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	3 years
Maximum | Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	10 years
Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	10 years
Maximum | Customer backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	10 years
Maximum | Non-Competition Covenants
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	10 years
Maximum | Developed product technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful life	10 years